Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 175,959	$ 335,574	$ 1,963,469	$ (3,647,353)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	224,423	201,529	869,407	282,795
Non-cash lease expense	49,712	26,524	117,824	124,542
Impairment loss on goodwill				5,594,692
Loss from conversion of related party loan				199,030
Changes in operating assets and liabilities
Accounts receivable	785,262	1,290,704	(124,843)	(2,311,261)
Inventories	(66,676)	17,444	66,424	(28,659)
Prepayments and other current assets	(446,876)	(1,745,883)	(1,755,603)	(74,427)
Due from related parties	167		356,225
Deposits paid	(327,389)	(316,736)	(1,591,577)	(635,902)
Accounts payable	(74,504)	(110,697)	(18,632)	199,520
Due to related parties	(112,717)		118,009
Customer advances	(31,914)	219,610	(210,259)	549,051
Accrued liabilities	27,819	(181,722)	189,812	740,652
Income tax payable	(25,754)	(209,976)	(300,140)	298,039
Operating lease obligations	(44,070)	(35,149)	(137,258)	(54,454)
Net cash provided by (used in) operating activities	133,442	(508,778)	(457,142)	1,236,265
Cash flows from investing activities
Acquisition of intangible asset			(28,008)
Advance to related parties		(1,841,767)		(936,192)
Proceeds from acquisition of subsidiary				7,672
Repayment of advance to related parties		2,674,247	614,275	46,388
Purchase of property and equipment			(117,077)	(65,899)
Purchase of intangible asset		(23,444)
Net cash provided by investing activities		809,036	469,190	(948,031)
Cash flows from financing activities
Repayments to related parties	(78,761)	(371,843)	(684,784)	(920,457)
Repayments to a third party	(16,877)		(49,817)
Borrowings from related parties		814,808	464,958	571,453
Borrowings from and repayments to bank loans, net		(38,560)
Borrowings from a third party				108,721
Proceeds from bank borrowings, net			77,609	131,915
Net cash provided by (used in) financing activities	(95,638)	404,405	(192,034)	(108,368)
Effect of exchange rate changes on cash and cash equivalents	(10,354)	9,835	53,312	31,834
Net changes in cash and cash equivalents	27,450	714,498	(126,674)	211,700
Cash and cash equivalents–beginning of the period	123,163	249,837	249,837	38,137
Cash and cash equivalents–end of the period	150,613	964,335	123,163	249,837
Supplementary cash flow information:
Interest paid	5,825	3,553	17,816	14,325
Income taxes paid	64,784	295,965	444,376
Non-cash investing and financing activities
Expenses paid by related parties on behalf of the Company		14,487	344,218	498,549
Remeasurement of operating lease obligation and right-of-use asset due to lease termination		$ 40,813	41,010
Operating lease right-of-use assets obtained in exchange for operating lease obligations			319,092	256,804
Shares issued for acquisition of subsidiary				9,773,989
Related party loan settled with issuance of shares				$ 769,119